Note 6 - Earnings Per Share (Details) - ARS ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Numerator Abstract
Profit (Loss) Attributable to Owners of the Bank		$ (1,489,732,000)	$ 1,903,820,000
Profit (Loss) Attributable to Owners of the Bank Adjusted to Reflect the Effect of Dilution		$ (1,489,732,000)	$ 1,903,820,000
Denominator Abstract
Weighted Average of Outstanding Ordinary Shares For The Year		612,659,638	569,909,668
Weighted Average of Outstanding Ordinary Shares For The Year Adjusted to Reflect the Effect of Dilution		612,659,638	569,909,668
Basic (Losses) Earnings Per Share	[1]	$ (2.4316)	$ 3.3406
Diluted (Losses) Earnings Per Share	[1]	$ (2.4316)	$ 3.3406

[1]	Since BBVA Banco Francés S.A. has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.